Accumulated other comprehensive income (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income

	As at September 30, 2023	As at September 30, 2022
	$	$
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $44,867 ($45,419 as at September 30, 2022)	534,321	291,532
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $49,991 ($43,936 as at September 30, 2022)	(325,649)	(271,690)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $1,754 ($4,664 as at September 30, 2022)	13,541	28,274
Net unrealized gains on cash flow hedges, net of accumulated income tax expense of $3,953 ($10,398 as at September 30, 2022)	11,524	30,274
Net unrealized losses on financial assets at fair value through other comprehensive income, net of accumulated income tax recovery of $1,189 (net of accumulated income tax expense of $1,367 as at September 30, 2022)	(3,412)	(4,072)
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $25,173 ($12,095 as at September 30, 2022)	(71,350)	(34,572)
	158,975	39,746